Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.4%
Continental Airlines Pass Through Trust, Series 2012-1, Class A 4.150%, 10/11/25	$1,449	$1,419,482
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	4,877	5,260,427
Series 2018-1A A2I, 144A, 4.116%, 07/25/48@	4,581	4,847,135
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,198	2,336,732
Wendy's Funding LLC, Series 2018-1A A2I, 144A 3.573%, 03/15/48@	3,123	3,227,620
TOTAL ASSET BACKED SECURITIES (Cost $16,115,435)		17,091,396
	Number of Shares
COMMON STOCKS — 69.0%
Aerospace & Defense — 0.3%
Teledyne Technologies, Inc.*	46,065	14,289,824
Banks — 4.6%
Bank of America Corp.	3,587,161	86,414,709
The PNC Financial Services Group, Inc.	1,061,240	116,640,888
		203,055,597
Beverages — 1.3%
Keurig Dr Pepper, Inc.	2,073,330	57,223,908
Commercial Services — 2.1%
Global Payments, Inc.	529,792	94,080,463
Diversified Financial Services — 4.2%
CME Group, Inc.	206,303	34,516,555
Intercontinental Exchange, Inc.	269,074	26,920,854
Mastercard, Inc., Class A	66,932	22,634,394
Visa, Inc., Class A	525,934	105,171,022
		189,242,825
Electric — 7.0%
Alliant Energy Corp.	286,239	14,784,244
Ameren Corp.	1,012,714	80,085,423
American Electric Power Co., Inc.	1,843,388	150,660,101
Exelon Corp.	1,331,004	47,596,703
NextEra Energy, Inc.	68,346	18,970,116
		312,096,587
Electronics — 4.1%
Fortive Corp.	658,121	50,155,402
PerkinElmer, Inc.	365,206	45,837,005
Roper Technologies, Inc.	56,546	22,341,890
TE Connectivity Ltd.	652,495	63,774,861
		182,109,158
	Number of Shares	Value†

Environmental Control — 0.6%
Waste Connections, Inc.	268,805	$27,901,959
Gas — 1.5%
Atmos Energy Corp.	154,554	14,773,817
NiSource, Inc.	2,417,225	53,178,950
		67,952,767
Healthcare Products — 6.0%
Boston Scientific Corp.*	1,554,473	59,396,413
Danaher Corp.	428,390	92,245,219
Envista Holdings Corp.*	1,327,164	32,754,407
Thermo Fisher Scientific, Inc.	184,311	81,376,993
		265,773,032
Healthcare Services — 4.6%
Humana, Inc.	271,210	112,251,107
UnitedHealth Group, Inc.	292,259	91,117,588
		203,368,695
Insurance — 3.0%
Arthur J. Gallagher & Co.	93,047	9,823,902
Marsh & McLennan Cos., Inc.	1,071,735	122,928,005
		132,751,907
Internet — 7.5%
Alphabet, Inc., Class A*	4,502	6,598,131
Alphabet, Inc., Class C*	94,098	138,286,421
Amazon.com, Inc.*	45,437	143,068,845
Facebook, Inc., Class A*	182,310	47,746,989
		335,700,386
Lodging — 2.2%
Hilton Worldwide Holdings, Inc.*	563,545	48,081,659
Marriott International, Inc., Class A	546,846	50,627,003
		98,708,662
Machinery — Diversified — 1.3%
Ingersoll Rand, Inc.*	1,641,652	58,442,811
Miscellaneous Manufacturing — 3.9%
General Electric Co.	27,747,859	172,869,161
Pharmaceuticals — 2.2%
Becton Dickinson and Co.	421,107	97,983,177
Retail — 2.2%
Ross Stores, Inc.	285,310	26,625,129
Yum! Brands, Inc.	760,352	69,420,138
		96,045,267
Semiconductors — 2.1%
NXP Semiconductors N.V.	739,038	92,239,333

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 8.3%
Fiserv, Inc.*	1,249,256	$128,735,831
Microsoft Corp.	1,134,800	238,682,484
		367,418,315
TOTAL COMMON STOCKS (Cost $2,654,628,337)		3,069,253,834

PREFERRED STOCKS — 3.6%
Auto Manufacturers — 0.5%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	21,086,237
Banks — 0.1%
US Bancorp, Series K	16,850	454,950
Wells Fargo & Co., Series L, CONV	3,108	4,171,091
		4,626,041
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series D	12,000	308,640
Electric — 1.6%
Alabama Power Co., Series A	60,893	1,705,004
American Electric Power Co., Inc., CONV	132,344	6,420,007
CMS Energy Corp., 2078	434,600	11,486,478
CMS Energy Corp., 2079	577,700	15,545,907
DTE Energy Co., Series E	304,069	8,021,340
Duke Energy Corp.	278,523	7,676,094
NextEra Energy, Inc., CONV	278,125	12,982,875
SCE Trust III, Series H (3 M ICE LIBOR + 2.990%)•	8,337	185,748
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)•	311,544	6,956,778
		70,980,231
Electronics — 0.2%
Fortive Corp., Series A, CONV	9,921	9,289,429
Gas — 0.2%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)•	293,640	8,101,528
Healthcare Products — 1.0%
Avantor, Inc., Series A, CONV	402,303	29,263,521
Boston Scientific Corp., Series A, CONV	135,006	15,103,121
		44,366,642
Internet — 0.0%
Aurora Innovation, Inc., Series B, CONV(1),*,#	354,540	3,276,056
TOTAL PREFERRED STOCKS (Cost $149,540,376)		162,034,804

	Par (000)	Value†
CORPORATE BONDS — 10.3%
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	$6,435	$6,607,795
144A, 4.750%, 10/20/28@	4,165	4,324,432
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	2,955	3,076,894
U.S. Airways Pass Through Trust,
Series 2012-2 Class B, 6.750%, 12/03/22	354	325,290
Series 2013-1 Class B, 5.375%, 05/15/23	3	2,936
Series 2010-1 Class A, 6.250%, 10/22/24	1,035	942,554
Series 2012-2 Class A, 4.625%, 12/03/26	165	136,466
Series 2013-1 Class B, 3.950%, 05/15/27	3	2,537
		15,418,904
Banks — 0.3%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 3.847%µ,•	4,360	4,335,148
The Bank of New York Mellon Corp., Series E (3 M ICE LIBOR + 3.420%) 3.647%µ,•	5,000	4,900,000
The PNC Financial Services Group, Inc., Series S (3 M ICE LIBOR + 3.300%) 5.000%µ,•	5,235	5,526,590
		14,761,738
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	801,519
Commercial Services — 0.3%
Korn Ferry, 144A 4.625%, 12/15/27@	1,405	1,419,050
Refinitiv US Holdings, Inc.
144A, 6.250%, 05/15/26@	5,610	6,002,700
144A, 8.250%, 11/15/26@	6,535	7,155,825
		14,577,575
Entertainment — 1.2%
Cedar Fair LP 5.250%, 07/15/29	8,225	7,896,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, 06/01/24	11,251	10,765,857
5.375%, 04/15/27	7,320	7,283,400

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	$11,558	$10,872,264
144A, 5.500%, 04/15/27@	9,944	9,429,895
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	4,774	5,078,342
		51,325,758
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	5,825	5,781,313
Healthcare Products — 0.5%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,106	1,147,475
Avantor, Inc., 144A 6.000%, 10/01/24@	8,880	9,279,600
Hologic, Inc., 144A 4.375%, 10/15/25@	4,045	4,136,013
Teleflex, Inc.
4.875%, 06/01/26	4,245	4,382,962
4.625%, 11/15/27	2,880	3,031,200
		21,977,250
Insurance — 0.3%
AmWINS Group, Inc., 144A 7.750%, 07/01/26@	335	358,450
HUB International Ltd., 144A 7.000%, 05/01/26@	9,722	10,074,422
USI, Inc., 144A 6.875%, 05/01/25@	3,789	3,836,363
		14,269,235
Internet — 2.1%
Netflix, Inc.
5.500%, 02/15/22	1,100	1,152,250
5.875%, 02/15/25	6,510	7,339,895
4.375%, 11/15/26	15,365	16,728,644
4.875%, 04/15/28	17,923	20,028,952
5.875%, 11/15/28	25,165	30,027,004
6.375%, 05/15/29	13,850	17,035,500
		92,312,245
Lodging — 0.2%
Hilton Domestic Operating Co. Inc. 4.250%, 09/01/24	3,615	3,596,925
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625%, 04/01/25	850	858,500
Marriott International, Inc.
(3 M ICE LIBOR + 0.650%), 0.898%, 03/08/21•	1,435	1,429,176
3.125%, 06/15/26	1,290	1,286,915
		7,171,516
	Par (000)	Value†

Machinery — Diversified — 0.1%
Welbilt, Inc. 9.500%, 02/15/24	$3,543	$3,631,575
Xylem, Inc. 4.875%, 10/01/21	415	433,151
		4,064,726
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 4.000%, 03/01/23@	5,250	5,313,630
144A, 5.125%, 05/01/27@	15,425	16,230,493
144A, 5.000%, 02/01/28@	22,611	23,741,550
Liberty Broadband Corp., 144A 2.750%, 09/30/50@	2,061	2,217,077
Sirius XM Radio, Inc., 144A 3.875%, 08/01/22@	630	636,694
		48,139,444
Miscellaneous Manufacturing — 0.6%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 5.000%µ,•	32,300	25,735,457
Packaging and Containers — 0.1%
Reynolds Group Issuer, Inc., 144A 5.125%, 07/15/23@	4,145	4,196,813
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc. 4.912%, 08/27/21	4,225	4,335,906
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
4.000%, 10/01/22	8,045	8,105,337
4.875%, 09/01/24	4,175	4,278,958
144A, 3.875%, 02/15/27@	2,085	2,116,275
		14,500,570
Retail — 1.7%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
144A, 5.000%, 06/01/24@	8,668	8,887,300
144A, 5.250%, 06/01/26@	12,038	12,507,482
144A, 4.750%, 06/01/27@	16,795	17,622,994
Yum! Brands, Inc.
3.875%, 11/01/20	6,890	6,893,445
3.750%, 11/01/21	11,215	11,327,150
3.875%, 11/01/23	4,905	5,076,675
144A, 4.750%, 01/15/30@	1,300	1,404,000
6.875%, 11/15/37	3,540	4,248,000
5.350%, 11/01/43	8,185	8,635,175
		76,602,221
Semiconductors — 0.2%
Sensata Technologies BV
144A, 4.875%, 10/15/23@	2,595	2,737,725

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — (continued)
144A, 5.625%, 11/01/24@	$880	$954,800
144A, 5.000%, 10/01/25@	3,150	3,386,250
Sensata Technologies UK Financing Co. PLC, 144A 6.250%, 02/15/26@	2,000	2,095,000
		9,173,775
Software — 0.7%
Solera LLC/Solera Finance, Inc., 144A 10.500%, 03/01/24@	29,706	31,042,770
Telecommunications — 0.1%
T-Mobile USA, Inc.
6.000%, 03/01/23	1,770	1,774,602
6.500%, 01/15/26	845	883,025
		2,657,627
TOTAL CORPORATE BONDS (Cost $437,666,593)		458,846,362

LOAN AGREEMENTS‡ — 11.0%
Airlines — 0.6%
Delta Air Lines, Inc. 0.000%, 10/20/27×	8,800	8,858,168
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 6.250%, 06/20/27•	15,930	16,177,871
		25,036,039
Chemicals — 0.1%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 2.156%, 10/21/24•	1,761	1,735,528
Commercial Services — 2.4%
Financial & Risk US Holdings, Inc. (1 M ICE LIBOR + 3.000%) 3.397%, 10/01/25•	108,172	106,993,540
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 4.250%) 5.250%, 10/01/26•	13,943	13,848,940
Entertainment — 0.4%
Alpha Topco. Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 3.500%, 02/01/24•	19,740	19,106,741
Environmental Control — 0.0%
Filtration Group Corp. (1 M ICE LIBOR + 3.000%) 3.147%, 03/31/25•	1,686	1,650,453
	Par (000)	Value†

Healthcare Products — 0.0%
CPI Holdco LLC (1 M ICE LIBOR + 4.250%) 4.397%, 11/04/26•	$1,254	$1,244,297
Healthcare Services — 0.3%
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.500%) 3.647%, 04/21/27•	12,434	12,060,822
Wink Holdco, Inc. (1 M ICE LIBOR + 3.000%) 4.000%, 12/02/24•	907	904,263
		12,965,085
Household Products & Wares — 0.0%
Prestige Brands, Inc. (1 M ICE LIBOR + 2.000%) 2.147%, 01/26/24•	183	181,596
Insurance — 2.9%
Alliant Holdings Intermediate LLC
(1 M ICE LIBOR + 2.750%), 2.897%, 05/09/25•	4,322	4,191,772
(1 M ICE LIBOR + 3.250%), 3.401%, 05/09/25•	3,541	3,473,154
AmWINS Group, Inc. (1 M ICE LIBOR + 6.750%) 3.750%, 01/25/24•	2,270	2,246,373
HUB International Ltd.
(3 M ICE LIBOR + 3.000%), 3.264%, 04/25/25•	66,860	64,532,846
(3 M ICE LIBOR + 4.000%), 5.000%, 04/25/25•	28,362	28,229,436
Ryan Specialty Group LLC (1 M ICE LIBOR + 3.250%) 4.000%, 09/01/27•	2,595	2,567,441
USI, Inc.
(3 M ICE LIBOR + 3.000%), 3.220%, 05/16/24•	19,191	18,534,824
0.000%, 12/02/26×	2,111	2,086,298
(3 M ICE LIBOR + 4.000%), 4.220%, 12/02/26•	4,325	4,274,527
		130,136,671
Leisure Time — 0.2%
Life Time, Inc. (3 M ICE LIBOR + 2.750%) 3.750%, 06/10/22•	8,903	8,064,677
Lodging — 0.1%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 2.147%, 11/30/23•	3,067	2,979,229

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Machinery — Diversified — 0.4%
Gardner Denver, Inc. (1 M ICE LIBOR + 2.750%) 2.897%, 03/01/27•	$1,227	$1,208,264
Vertical Midco Gmbh (6 M ICE LIBOR + 4.250%) 4.567%, 07/30/27•	16,550	16,393,437
Welbilt, Inc. (1 M ICE LIBOR + 2.500%) 2.647%, 10/23/25•	1,825	1,656,753
		19,258,454
Pharmaceuticals — 0.3%
NVA Holdings, Inc. (1 M ICE LIBOR + 2.250%) 2.438%, 01/01/30•	9,100	8,918,000
Pearl Intermediate Parent LLC (1 M ICE LIBOR + 2.750%) 2.897%, 02/14/25•	534	515,938
PetVet Care Centers LLC
0.000%, 02/14/25×	669	653,793
(1 M ICE LIBOR + 4.250%), 5.250%, 02/14/25•	1,631	1,626,805
		11,714,536
Software — 3.0%
Applied Systems, Inc. (3 M ICE LIBOR + 3.250%) 4.250%, 09/19/24•	1,931	1,917,128
Azalea TopCo, Inc. (3 M ICE LIBOR + 3.500%) 3.761%, 07/27/26•	12,095	11,618,231
Camelot US Acquisition I Co. 0.000%, 10/30/26×	6,970	6,932,222
Capri Acquisitions BidCo Ltd. (3 M ICE LIBOR + 3.000%) 3.261%, 11/01/24•	7,125	7,113,885
Cypress Intermediate Holdings III, Inc. (1 M ICE LIBOR + 3.000%) 4.000%, 04/29/24•	44,258	43,880,173
The Ultimate Software Group, Inc.
(1 M ICE LIBOR + 3.750%), 3.897%, 05/04/26•	1,747	1,730,366
(3 M ICE LIBOR + 4.000%), 4.750%, 05/04/26•	57,610	57,401,452
(3 M ICE LIBOR + 6.750%), 7.500%, 05/03/27•	1,825	1,855,423
		132,448,880
TOTAL LOAN AGREEMENTS (Cost $488,795,981)		487,364,666

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%)	28,396,258	$28,396,258
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.094%)	301,199,134	301,199,134
TOTAL SHORT-TERM INVESTMENTS (Cost $329,595,392)		329,595,392
TOTAL INVESTMENTS — 101.7% (Cost $4,076,342,114)		$4,524,186,454
Other Assets & Liabilities — (1.7)%		(74,142,444)
TOTAL NET ASSETS — 100.0%		$4,450,044,010
Number of Contracts
WRITTEN OPTIONS — (0.9)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(28,230,636))	(67,985)	$(39,502,599)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $233,562,287, which represents 5.2% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $24,362,293 which represented 0.5% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc., Series B	3/1/2019	$3,276,056	$3,276,056
Waymo LLC, Series A-2	5/8/2020	21,086,237	21,086,237
Total		$24,362,293	$24,362,293

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2020. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
UST— US Treasury.
Yr— Year.
Country Weightings as of 09/30/2020††
United States	95%
Netherlands	2
Switzerland	2
Luxembourg	1
Total	100%
††	% of total investments as of September 30, 2020
Open written options contracts held by the Fund at September 30, 2020 are as follows:
Open Written Options

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	(82)	$12,300,000	$1,500	1/15/2021	$(817,048)
Alphabet, Inc.	(24)	4,176,000	1,740	1/15/2021	(57,600)
Alphabet, Inc.	(24)	4,224,000	1,760	1/15/2021	(60,720)
Alphabet, Inc.	(24)	4,272,000	1,780	1/15/2021	(53,040)
Alphabet, Inc.	(24)	4,320,000	1,800	1/15/2021	(47,256)
Alphabet, Inc.	(50)	8,800,000	1,760	1/21/2022	(505,500)
Alphabet, Inc.	(50)	8,900,000	1,780	1/21/2022	(480,000)
Alphabet, Inc.	(50)	9,000,000	1,800	1/21/2022	(480,000)
Amazon.com, Inc.	(23)	8,740,000	3,800	1/21/2022	(753,020)
Amazon.com, Inc.	(23)	8,970,000	3,900	1/21/2022	(703,915)
Amazon.com, Inc.	(37)	14,800,000	4,000	1/21/2022	(1,110,000)
Amazon.com, Inc.	(14)	5,740,000	4,100	1/21/2022	(361,900)
Amazon.com, Inc.	(14)	5,880,000	4,200	1/21/2022	(342,762)
Amazon.com, Inc.	(15)	6,450,000	4,300	1/21/2022	(328,800)
American Electric Power Co., Inc.	(1,180)	12,390,000	105	1/15/2021	(9,440)
American Electric Power Co., Inc.	(354)	4,071,000	115	1/15/2021	(354)
American Electric Power Co., Inc.	(675)	6,075,000	90	1/21/2022	(317,250)
American Electric Power Co., Inc.	(675)	6,412,500	95	1/21/2022	(192,375)
Bank of America Corp.	(4,464)	13,392,000	30	1/21/2022	(839,232)
Becton Dickinson & Co.	(532)	15,960,000	300	1/15/2021	(31,920)
Becton Dickinson & Co.	(73)	1,898,000	260	1/15/2021	(35,040)
Becton Dickinson & Co.	(73)	1,971,000	270	1/15/2021	(21,900)
Becton Dickinson & Co.	(109)	3,052,000	280	1/15/2021	(22,345)
CME Group, Inc.	(161)	2,737,000	170	1/15/2021	(127,190)
CME Group, Inc.	(161)	2,817,500	175	1/15/2021	(98,210)
CME Group, Inc.	(161)	2,898,000	180	1/15/2021	(70,840)
CME Group, Inc.	(161)	2,978,500	185	1/15/2021	(45,080)
Facebook, Inc.	(205)	5,432,500	265	1/15/2021	(469,450)
Facebook, Inc.	(205)	5,535,000	270	1/15/2021	(424,350)
Facebook, Inc.	(205)	5,637,500	275	1/15/2021	(380,275)
Facebook, Inc.	(146)	2,847,000	195	1/15/2021	(1,022,730)
Facebook, Inc.	(146)	2,920,000	200	1/15/2021	(967,250)
Facebook, Inc.	(535)	21,400,000	400	1/21/2022	(561,750)
General Electric Co.	(20,691)	31,036,500	15	1/15/2021	(62,073)
General Electric Co.	(11,437)	9,149,600	8	1/15/2021	(240,177)
General Electric Co.	(7,784)	7,005,600	9	1/15/2021	(85,624)
Global Payments, Inc.	(109)	2,016,500	185	12/18/2020	(100,280)
Global Payments, Inc.	(109)	2,125,500	195	12/18/2020	(71,940)
Hilton Worldwide Holdings, Inc.	(106)	1,325,000	125	1/15/2021	(2,650)
Hilton Worldwide Holdings, Inc.	(106)	1,378,000	130	1/15/2021	(1,590)
Hilton Worldwide Holdings, Inc.	(37)	323,750	88	1/15/2021	(24,050)
Hilton Worldwide Holdings, Inc.	(37)	333,000	90	1/15/2021	(24,790)
Humana, Inc.	(72)	2,664,000	370	1/15/2021	(414,720)
Humana, Inc.	(72)	2,736,000	380	1/15/2021	(352,800)
Humana, Inc.	(54)	2,268,000	420	1/15/2021	(145,800)
Humana, Inc.	(54)	2,322,000	430	1/15/2021	(119,340)
Ingersoll Rand, Inc.	(1,079)	3,776,500	35	12/18/2020	(275,145)
Intercontinental Exchange, Inc.	(216)	2,160,000	100	1/15/2021	(116,640)
Intercontinental Exchange, Inc.	(216)	2,268,000	105	1/15/2021	(69,120)
Keurig Dr Pepper, Inc.	(727)	2,108,300	29	10/16/2020	(4,362)
Keurig Dr Pepper, Inc.	(730)	2,190,000	30	10/16/2020	(4,380)
Keurig Dr Pepper, Inc.	(730)	2,263,000	31	10/16/2020	(2,190)
Microsoft Corp.	(1,893)	31,234,500	165	1/15/2021	(8,980,392)
Microsoft Corp.	(2,100)	35,700,000	170	1/15/2021	(9,303,000)
Microsoft Corp.	(695)	19,460,000	280	1/21/2022	(691,525)
NextEra Energy, Inc.	(82)	2,542,000	310	1/15/2021	(45,920)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
NextEra Energy, Inc.	(81)	$2,592,000	$320	1/15/2021	$(34,020)
NXP Semiconductors N.V.	(1,171)	16,394,000	140	1/15/2021	(532,805)
NXP Semiconductors N.V.	(91)	1,046,500	115	1/15/2021	(139,685)
NXP Semiconductors N.V.	(91)	1,137,500	125	1/15/2021	(106,652)
NXP Semiconductors N.V.	(248)	3,348,000	135	1/15/2021	(186,000)
NXP Semiconductors N.V.	(248)	3,596,000	145	1/15/2021	(107,880)
PerkinElmer, Inc.	(144)	1,584,000	110	12/18/2020	(230,400)
PerkinElmer, Inc.	(144)	1,656,000	115	12/18/2020	(198,720)
Roper Technologies, Inc.	(72)	2,664,000	370	11/20/2020	(239,040)
Roper Technologies, Inc.	(72)	2,808,000	390	11/20/2020	(146,160)
Roper Technologies, Inc.	(72)	3,024,000	420	11/20/2020	(64,368)
Roper Technologies, Inc.	(72)	3,168,000	440	11/20/2020	(18,720)
Thermo Fisher Scientific, Inc.	(68)	2,516,000	370	1/15/2021	(527,000)
Thermo Fisher Scientific, Inc.	(68)	2,652,000	390	1/15/2021	(414,800)
UnitedHealth Group, Inc.	(443)	14,176,000	320	1/15/2021	(806,260)
UnitedHealth Group, Inc.	(72)	2,376,000	330	1/15/2021	(99,720)
Visa, Inc.	(639)	14,697,000	230	1/15/2021	(185,310)
Visa, Inc.	(639)	15,336,000	240	1/15/2021	(106,074)
Visa, Inc.	(476)	11,186,000	235	1/15/2021	(104,720)
Visa, Inc.	(73)	1,350,500	185	1/15/2021	(159,870)
Visa, Inc.	(73)	1,423,500	195	1/15/2021	(113,880)
Visa, Inc.	(146)	2,920,000	200	1/15/2021	(193,450)
Visa, Inc.	(510)	10,710,000	210	1/15/2021	(418,200)
Visa, Inc.	(183)	4,026,000	220	1/15/2021	(94,245)
Visa, Inc.	(111)	2,386,500	215	1/15/2021	(73,815)
Visa, Inc.	(292)	6,570,000	225	1/21/2022	(430,700)
Visa, Inc.	(292)	6,716,000	230	1/21/2022	(385,440)
Visa, Inc.	(142)	3,550,000	250	1/21/2022	(95,850)
Visa, Inc.	(142)	3,692,000	260	1/21/2022	(88,750)
Visa, Inc.	(142)	3,834,000	270	1/21/2022	(66,740)
Yum! Brands, Inc.	(218)	2,071,000	95	1/15/2021	(78,480)
Yum! Brands, Inc.	(579)	5,790,000	100	1/15/2021	(130,275)
Yum! Brands, Inc.	(360)	3,780,000	105	1/15/2021	(47,520)
Total Written Options					$(39,502,599)